Financial Risk (Details 18) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Risk
Loan portfolio and investment portfolio less than/equal to 1 year according to its original term	$ 3,114	$ 3,485
Average term (days)	195 days	189 days
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	$ 2,193	$ 2,497
Average term (days)	1382 days	1185 days